SCHEDULE OF LOSS PER SHARE (Details) - USD ($)		6 Months Ended		18 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025
Notes and other explanatory information [abstract]
Loss for the period for the purpose of basic loss per share		$ (5,805,766)	$ (1,161,471)	$ (5,805,766)
Fair value change of preferred shares			(3,539,648)
Loss for the year for the purpose of diluted loss per share		$ (5,805,766)	$ (4,701,119)
Weighted average number of ordinary shares for the purpose of basic loss per share	[1]	191,456,817	101,946,491
Preferred shares - post-recapitalization	[1]		20,362,024
Weighted average number of ordinary shares for the purpose of diluted loss per share	[1]	191,456,817	122,308,515

[1]	The number of shares used in the calculation of basic and diluted loss per share for the six months ended September 30, 2024 have been restated to incorporate the impact of the Stock Bonus in September 2025.